Affiliate Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following presents financial information for the Predecessor's affiliate transactions and other transactions with Devon, all of which were settled through an adjustment to equity prior to March 7, 2014 (in millions):

	Year Ended December 31,
	2014	2013	2012
Continuing Operations:
Operating revenues - affiliates	$(436.4)	$(2,116.5)	$(1,753.9)
Operating expenses - affiliates	340.0	1,669.5	1,385.8
Net affiliate transactions	(96.4)	(447.0)	(368.1)
Capital expenditures	16.2	244.3	337.2
Other third-party transactions, net	58.9	51.5	118.7
Net third-party transactions	75.1	295.8	455.9
Net cash distributions to Devon - continuing operations	(21.3)	(151.2)	87.8
Non-cash distribution of net assets to Devon	(6.3)	—	—
Total net distributions per equity	$(27.6)	$(151.2)	$87.8

Discontinued operations:
Operating revenues - affiliates	$(10.4)	$(84.6)	$(152.0)
Operating expenses - affiliates	5.0	32.7	86.3
Cash used in financing activities - affiliates	—	(5.6)	(1.1)
Net affiliate transactions	(5.4)	(57.5)	(66.8)
Capital expenditures	0.6	1.1	26.5
Other third-party transactions, net	0.4	(72.0)	(23.6)
Net third-party transactions	1.0	(70.9)	2.9
Net distributions to Devon and non-controlling interests - discontinued operations	(4.4)	(128.4)	(63.9)
Non-cash distribution of net assets to Devon	(39.9)	—	—
Total net distributions per equity	$(44.3)	$(128.4)	$(63.9)
Total distributions- continuing and discontinued operations	$(71.9)	$(279.6)	$23.9